9. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

Deferred tax asset

	Year ended December 31, 2016	Year ended December 31, 2015
	$	$

Non-capital loss carry forwards	1,389,471	756,534
Other temporary differences	40,499	23,565
Change in valuation allowance	(1,429,970)	(780,099)
	-	-